Capital and funding - Summary of Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current liabilities
Bank loans and overdrafts, current	€ 508	€ 383
Bonds and other loans, current	4,723	6,313
Lease liabilities, current	340	365
Derivatives, current	102	85
Other financial liabilities, current	102	106
Current financial liabilities	5,775	7,252
Non-current liabilities
Bank loans and overdrafts, non-current	11	19
Bonds and other loans, non-current	21,789	21,308
Lease liabilities, non-current	1,068	1,284
Derivatives, non-current	529	99
Other financial liabilities, non-current	316	171
Non-current financial liabilities	23,713	22,881
Bank loans and overdrafts	519	402
Bonds and other loans	26,512	27,621
Lease liabilities	1,408	1,649
Derivatives	(631)	(184)
Other financial liabilities	418	277
Financial liabilities	29,488	30,133	€ 27,305
Secured liabilities	€ 4	€ 0